Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$ 810	$ 793	$ 807